Expense Example - Investor P - iShares U.S. Aggregate Bond Index Fund - Investor P Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 434
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	$ 835